Document and Entity Information	Jan. 11, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001662244
Document Type	8-K
Document Period End Date	Jan. 11, 2022
Entity Registrant Name	Cyteir Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40499
Entity Tax Identification Number	45-5429901
Entity Address, Address Line One	128 Spring St
Entity Address, Address Line Two	Building A
Entity Address, Address Line Three	Suite 510
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	857
Local Phone Number	285-4140
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CYT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false